Contract Assets and Contract Liabilities	3 Months Ended
Mar. 31, 2018
Notes To Financial Statements [Abstract]
Contract assets and contract liabilities

As of March 31, 2018, the Company has contract assets from contracts with customers. The contract assets are due to the implementation of Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09) (see Note 17).

Contract assets consist of the following:

	March 31,	December 31,
	2018	2017

Distribution license	$40,000	$-
Refurbishment license	15,700	-
	$55,700	$-

As of March 31, 2018, the Company has contract liabilities from contracts with customers. The contract liabilities are due to the implementation of Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09) (see Note 17).

Contract liabilities consist of the following:

	March 31,	December 31,
	2018	2017

Distribution license	$54,444	$-
Service agreement	37,553	-
Initial warranty	13,636	-
Tiered pricing	3,581	-
Total Contract liabilities	109,214	-
Non-Current	(73,374)	-
Total Current	$35,840	$-

Revenue recognized for the three months ended March 31, 2018 and 2017, that was included in deferred revenue balances at the beginning of each period was $2,687 and $12,638, respectively.